Leases (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Property Plant And Equipment Owned And Leased Assets

	As at June 30,	As at December 31,
(€’000)	2023	2022

Property, Plant and Equipment owned (excluding right-of-use assets)	375	86
Right-of-use assets	473	223

Total Property, Plant and Equipment	848	309

Summary of Lease Liabilities

(€’000)	Property	Vehicles	Equipment	Total

Cost
At January 1, 2022	3 025	454	541	4 020
Additions	146	7	—	153
Disposals	(3 171)	(131)	—	(3 302)

At December 31, 2022	—	331	541	872
Additions	373	5	—	378
Disposals	—	(138)	(347)	(485)

At June 30, 2023	373	198	194	765

Accumulated depreciation
At January 1, 2022	(1 281)	(241)	(283)	(1 805)
Depreciation charge	(439)	(105)	(118)	(663)
Disposals	1 721	98	—	1 819
At December 31, 2022	—	(248)	(401)	(649)
Depreciation charge	(31)	(35)	(59)	(125)
Disposals	—	135	347	482

At June 30, 2023	(31)	(148)	(113)	(292)

Net book value
Cost	—	331	541	872
Accumulated depreciation	—	(248)	(401)	(649)
At December 31, 2022	—	83	140	223
Cost	373	198	194	765
Accumulated depreciation	(31)	(148)	(113)	(292)

At June 30, 2023	342	50	81	473

Summary of Lease Expense
The consolidated statements of comprehensive loss show the following amounts related to the leases:

	For the Six-month period ended June 30,
(€’000)	2023	2022

Depreciation charge of right-of-use assets
Property	31	229
Vehicles	35	56
Equipment	59	59
Interest on lease liabilities (including in Financial expenses) 1	12	88
Interest on sublease receivable (including in Financial income) 1	—	(9)
Variable lease payments not included in the measurement of lease liabilities	—	—
Expenses relating to short-term leases and leases of low-value assets	23	59

Total expenses related to leases	160	482

1	Interests on leases are presented as operating cash flow.

Summary of Cash Outflow For Leases	Total cash outflows for leases

	For the Six-month period ended June 30,
(€’000)	2023	2022
Total cash outflow for leases	127	641